Note 7 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2016	2015
Equipment	7,002	7,203
Furniture, fixture, and fittings and other	3,500	2,974
Total gross value	10,502	10,177
Less: accumulated depreciation and amortization	(7,732)	(8,055)
Total	2,770	2,123